Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0001565543
AR Capital Real Estate Income Fund (Second Prospectus Summary) | AR Capital Real Estate Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AR CAPITAL REAL ESTATE INCOME FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock

The investment objective of the AR Capital Real Estate Income Fund (the ‘‘Real Estate Income Fund,’’ and referred to in this Fund Summary as the ‘‘Fund’’) is to provide current income with the potential for capital appreciation.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-08-01
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 104%.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	104.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example :
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares or continue to own all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund concentrates its investments in real estate securities ( i.e. , securities of issuers in the real estate industry), including securities issued by REITs and REIT-like entities. The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities. The Adviser evaluates securities based primarily on the relative attractiveness of income and secondarily considers their potential for capital appreciation. The Adviser considers real estate securities to be securities issued by a company that (a) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (b) has at least 50% of its assets invested in such real estate. The Adviser plans to sell a security if, in the judgment of the portfolio managers, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

The Fund invests in both equity and debt securities, and invests to a substantial degree in securities issued by REITs. REITs are pooled investment vehicles that own interests in real estate, real-estate related loans or similar interests, and their revenue primarily consists of rent derived from owned, income-producing real estate properties and capital gains from the sale of such properties. A majority of the REITs in which the Fund invests are generally considered by the Adviser to be medium- or small-capitalization companies. The Fund will not invest in non-traded REITs that are sponsored, managed or distributed by affiliates of the Adviser.

Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Although the Adviser anticipates that the Fund will invest a substantial portion of its assets in equity securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating. Debt securities in which the Fund may invest include corporate debt obligations and CMBS. Debt securities acquired by the Fund may also include high-yield debt securities (commonly referred to as ‘‘junk’’ bonds) issued or guaranteed by real estate companies or other companies. The Fund invests in securities across all market capitalization ranges.

The Fund may invest up to 15% of its net assets in illiquid securities.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, or you may lose all or part of it. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks.

Real Estate Industry Concentration Risk. The Fund concentrates its investments in real estate securities. As a result, the Fund’s portfolio is significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more diversified portfolio. In particular, the value of the Fund’s shares will be impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans or poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk. In addition to the general risks associated with investments in the real estate industry, investing in REITs will subject the Fund to various risks. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Changes in interest rates may make REIT shares less attractive than other income-producing investments. REITs could possibly fail to qualify for pass-through of income under applicable tax law. The market value of REIT shares, and the ability of REITs to distribute income, may be adversely affected by numerous factors, including, among others: rising interest rates, real estate taxes and costs; adverse changes in government regulation; changes in the national, state or local economic climates and real estate markets; and other factors beyond the control of REITs.

Purchasing affiliated REITs may present certain actual or potential conflicts of interest for the Fund. For example, the Fund may come into possession of material non-public information regarding affiliated REITs. The Fund is prohibited by legal and regulatory constraints, and internal policies and procedures, from using such inside information in trading. As a result, the Fund may be unable to buy or sell an affiliated REIT’s securities at opportune times or prices.

Market Risk. An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Medium- and Small-Capitalization Company Risk. Many issuers of real estate securities are medium- or small-capitalization companies, many of which may be newly formed or have limited financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. To the extent the Fund invests in medium- or small-capitalization companies, the Fund’s NAV may be more volatile when compared to investment companies that focus only on large-capitalization companies.

Common Stock Risk. While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer’s common stock because convertible securities rank senior to common stock in an issuer’s capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer and, therefore, entail more risk than the issuer’s debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Rights and Warrants Risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants and potential price fluctuations due to adverse market conditions or other factors. In addition, changes in a warrant’s value do not necessarily correspond to changes in the value of its underlying security, and the price of the warrant may be more volatile than the price of its underlying security. If a right or warrant is not exercised within a specified time period, it becomes worthless.

Foreign Securities Risk. Investments in foreign securities may be adversely affected by changes in currency exchange rates; decreased liquidity; increased volatility; economic, political and social developments; difficulty in enforcing obligations; and the imposition of foreign withholding taxes on income payable on the foreign securities. In addition, there may be less publicly-available information about foreign issuers than domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. The risks associated with foreign securities can be expected to be greater for investments in emerging markets.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. A depositary receipt may be less liquid than the underlying security in its primary trading market. Holders of depositary receipts may receive limited or no shareholder communications, and may have limited or no voting rights. Investment restrictions in certain countries may adversely impact the value of the depositary receipts and may cause securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts. Depositary receipts may be purchased through ‘‘sponsored’’ or ‘‘unsponsored’’ facilities. A sponsored facility is established jointly by the depositary and the underlying issuer. Conversely, a depositary may establish an unsponsored facility without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all costs of such depositary receipts, and the depositary is frequently under no obligation to distribute shareholder communications provided by the underlying issuer or to pass through voting rights.

Debt Securities Risk. When the Fund invests in debt securities, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. There is a risk that debt issuers will not make payments on the debt securities in which the Fund has invested, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High-Yield (‘‘Junk’’) Bond Risk. Compared to higher quality debt securities, high-yield bonds (commonly referred to as ‘‘junk’’ bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities, which are subject to prepayment and call risk ( i.e. , the risks that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans). Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile.

Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security within seven days at the price at which the Fund values the security. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could be more difficult to value.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political, or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk. The NAV of the Fund changes daily based on the value of the securities in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Large Shareholder Risk. To the extent that shares of the Fund are held by large shareholders, the Fund is subject to the risk that these shareholders will redeem Fund shares in large amounts. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund is subject to various risks, including the risk that you may receive little or no return on your investment, or you may lose all or part of it.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus

The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political, or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Advisor Class shares over time to the performance of broad-based market indices. You should be aware the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.arcincomefunds.com .

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.arcincomefunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	You should be aware the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Quarterly Return:	Quarter ended 3/31/14	9.89%
Lowest Quarterly Return:	Quarter ended 9/30/14	-1.87%
For the year to date period ended June 30, 2015, the Fund returned: -1.53%
Performance Table Heading		rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AR Capital Real Estate Income Fund (Second Prospectus Summary) | AR Capital Real Estate Income Fund | FTSE/NAREIT All Equity REITs Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	FTSE/NAREIT All Equity REITs Index
1 Year	[1]	rr_AverageAnnualReturnYear01	27.15%
Since Inception	[1],[2]	rr_AverageAnnualReturnSinceInception	13.39%
AR Capital Real Estate Income Fund (Second Prospectus Summary) | AR Capital Real Estate Income Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	[3]	rr_AverageAnnualReturnYear01	5.97%
Since Inception	[2],[3]	rr_AverageAnnualReturnSinceInception	3.20%
AR Capital Real Estate Income Fund (Second Prospectus Summary) | AR Capital Real Estate Income Fund | S&P 500 Total Return Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	S&P 500 Total Return Index
1 Year	[4]	rr_AverageAnnualReturnYear01	13.69%
Since Inception	[2],[4]	rr_AverageAnnualReturnSinceInception	17.86%
AR Capital Real Estate Income Fund (Second Prospectus Summary) | AR Capital Real Estate Income Fund | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	1.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.21%
Expense Reimbursement	[5]	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	589
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,461
Annual Return 2014		rr_AnnualReturn2014	25.28%
Year to Date Return, Label		rr_YearToDateReturnLabel	For the year to date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(1.53%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	9.89%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.87%)
Label		rr_AverageAnnualReturnLabel	Advisor Class Return before taxes
1 Year		rr_AverageAnnualReturnYear01	25.28%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	12.17%
AR Capital Real Estate Income Fund (Second Prospectus Summary) | AR Capital Real Estate Income Fund | Advisor Class | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Advisor Class Return after taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	22.68%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	9.87%
AR Capital Real Estate Income Fund (Second Prospectus Summary) | AR Capital Real Estate Income Fund | Advisor Class | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Advisor Class Return after taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	14.31%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	8.23%

[1]	The FTSE/NAREIT All Equity REITs Index is a market capitalization weighted return index of all U.S. REITS that exceed minimum liquidity criteria concerning market cap, shares outstanding, trading volume and per share market price. Investors cannot invest directly in an index.
[2]	The inception date of the Fund is June 7, 2013.
[3]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index.
[4]	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.
[5]	National Fund Advisors, LLC, the Fund’s investment adviser, has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the ‘‘Other Expenses’’ to 0.35% of average daily net assets of the Fund’s shares (as referred to in this fund summary, the ‘‘Expense Cap’’). The Expense Cap will remain in effect through at least August 1, 2016, and may be terminated before that date only by the Board. The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for three years from the date they were waived or paid. The Adviser’s ability to recoup any previously waived fees and paid expenses is subject to the Expense Cap as in effect at the time such fees were waived or expenses were paid.